UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2006

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  July 24, 2006
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  127,454


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      2485   30772  SH       SOLE       NONE     0    0       30772
Abbott Labs              COM            002824100      2303   52804  SH       SOLE       NONE     0    0       52804
Air Prod & Chemical	 COM		009158106      1237   19352  SH	      SOLE	 NONE	  0    0       19352
American Int'l Group     COM            026874107      4421   74872  SH       SOLE       NONE     0    0       74872
American Std Inc Del	 COM		029712106	607   14037  SH	      SOLE       NONE     0    0       14037
Amgen Inc                COM            031162100      1428   21894  SH       SOLE       NONE     0    0       21894
Anheuser Busch           COM            035229103      1239   27173  SH       SOLE       NONE     0    0       27173
Applied Materials Inc    COM            038222105       695   42669  SH       SOLE       NONE     0    0       42669
Automatic Data Processi  COM            053015103      2723   60044  SH       SOLE       NONE     0    0       60044
Bank of America		 COM		060505104	344    7158  SH	      SOLE	 NONE	  0    0	7158
Berkshire Hathaway       Class B        084670207      4671    1535  SH       SOLE       NONE     0    0        1535
Capital One Financial	 COM		14040H105	309    3612  SH	      SOLE	 NONE	  0    0	3612
Chevron Corp	         COM            166764100      2886   46496  SH       SOLE       NONE     0    0       46496
Cisco Systems Inc	 COM		17275R102      1087   55635  SH	      SOLE       NONE     0    0       55635
Citigroup                COM            172967101      6460  133878  SH       SOLE       NONE     0    0      133878
Corning Inc              COM            219350105      1863   77014  SH       SOLE       NONE     0    0       77014
Countrywide Financial	 COM		222372104	211    5545  SH	      SOLE	 NONE	  0    0        5545
CVS Corp		 COM		126650100      2665   86822  SH	      SOLE	 NONE	  0    0       86822
Dell Computer Corp	 COM		24702R101       245   10015  SH	      SOLE	 NONE	  0    0       10015
E M C Corp Mass		 COM		268648102       798   72709  SH	      SOLE	 NONE	  0    0       72709
Eli Lilly                COM            532457108       300    5421  SH       SOLE       NONE     0    0        5421
Encana Corp		 COM		292505104      2342   44496  SH	      SOLE	 NONE	  0    0       44496
Exxon Mobil              COM            30231G102      3904   63639  SH       SOLE       NONE     0    0       63639
FEDEX Corp               COM            31428X106      2205   18869  SH       SOLE       NONE     0    0       18869
First Data Corp          COM            319963104      5122  113720  SH       SOLE       NONE     0    0      113720
General Electric         COM            369604103      6585  199782  SH       SOLE       NONE     0    0      199782
Goldman Sachs Group Inc	 COM		38141G104      1106    7354  SH	      SOLE	 NONE	  0    0	7354
Hershey Foods Corp	 COM		427866108      1094   19865  SH       SOLE       NONE	  0    0       19865
IBM                      COM            459200101      4128   53731  SH       SOLE       NONE     0    0       53731
Intel                    COM            458140100      2706  142406  SH       SOLE       NONE     0    0      142406
iShares MSCI EAFE Value	 COM		464288877	886   14153  SH	      SOLE	 NONE	  0    0       14153
iShares Russell 2000 Ind COM		464287655      2528   35241  SH	      SOLE	 NONE	  0    0       35241
iShares Russell Midcap   COM		464287499      2975   32424  SH	      SOLE	 NONE	  0    0       32424
iShares Trust MSCI EAFE  COM		464287465	357    5462  SH	      SOLE	 NONE	  0    0	5462
iShares Trust Russell 20 COM		464287630       284    3920  SH       SOLE	 NONE	  0    0	3920
ITT Industries, Inc	 COM		450911102	248    5020  SH	      SOLE	 NONE	  0    0	5020
J.P. Morgan Chase & Co.  COM            46625H100      3645   86797  SH       SOLE       NONE     0    0       86797
Johnson & Johnson        COM            478160104      4441   74109  SH       SOLE       NONE     0    0       74109
Johnson Controls         COM            478366107      4103   49897  SH       SOLE       NONE     0    0       49897
Leggett and Platt	 COM		524660107	213    8510  SH	      SOLE	 NONE	  0    0        8510
Medtronic		 COM		585055106      2020   43054  SH	      SOLE	 NONE	  0    0       43054
MGIC Investment Corp     COM            552848103      1207   18564  SH       SOLE       NONE     0    0       18564
Microsoft Corp           COM            594918104      3499  150172  SH       SOLE       NONE     0    0      150172
Oracle Corp              COM            68389X105       837   57731  SH       SOLE       NONE     0    0       57731
Pepsico Inc              COM            713448108      3729   62111  SH       SOLE       NONE     0    0       62111
Pfizer Inc.              COM            717081103      1939   82596  SH       SOLE       NONE     0    0       82596
Pitney Bowes Inc         COM            724479100       439   10621  SH       SOLE       NONE     0    0       10621
Proctor & Gamble         COM            742718109      4876   87694  SH       SOLE       NONE     0    0       87694
Staples Inc		 COM		855030102      1942   79752  SH	      SOLE	 NONE	  0    0       79752
The St Paul Companies I  COM            792860108       560   12554  SH       SOLE       NONE     0    0       12554
United Parcel Service    Class B        911312106      1373   16682  SH       SOLE       NONE     0    0       16682
US Bancorp Del Com New	 COM		902973304	277    8957  SH	      SOLE	 NONE	  0    0	8957
Varian Medical Systems   COM            92220P105      3742   79020  SH       SOLE       NONE     0    0       79020
Virginia Community Bank	 COM		927786103	220    5000  SH	      SOLE	 NONE	  0    0	5000
Wachovia		 COM		929771103	321    5905  SH	      SOLE	 NONE	  0    0	5905
Walgreen Co		 COM		931422109	625   13943  SH	      SOLE	 NONE	  0    0       13943
Wal-Mart                 COM            931142103      2294   47630  SH       SOLE       NONE     0    0       47630
Washington Mutual        COM            939322103      2910   63853  SH       SOLE       NONE     0    0       63853
Wells Fargo              COM            949746101      3241   48316  SH       SOLE       NONE     0    0       48316
Wrigley Wm Jr Co         COM            982526105      1179   26001  SH       SOLE       NONE     0    0       26001
Wyeth                    COM            983024100      1524   34322  SH       SOLE       NONE     0    0       34322
Zimmer Holdings Inc      COM            98956P102       851   15006  SH       SOLE       NONE     0    0       15006
